Operating Segments (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Operating Segments [Line Items]
Depreciation expense	€ 757
Talmei Yosef Solar Plant [Member]
Operating Segments [Line Items]
Income from sale of electricity	1,264
Depreciation expense	€ 757